Accounts Receivable	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	Accounts receivable

In millions	As at December 31,	2024	2023
Freight		$966	$1,051
Non-freight		219	274
Gross accounts receivable		1,185	1,325
Allowance for credit losses		(21)	(25)
Net accounts receivable		$1,164	$1,300